Shareholders equity - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Share capital	R$ 24,235,546		R$ 24,235,546
%	100.00%	100.00%
Common Stock Price	R$ 51.90		R$ 51.45
Treasury (Note 27.2)
Disclosure of classes of share capital [line items]
%	2.22%	2.23%
Treasury (Note 27.2) | Quantity
Disclosure of classes of share capital [line items]
Quantity	28,020,765		28,208,827
Share Capital
Disclosure of classes of share capital [line items]
Share capital	R$ 24,269,281
Share issue related cost	R$ 33,735
Share Capital | Quantity
Disclosure of classes of share capital [line items]
Quantity	1,264,117,615		1,264,117,615
Suzano Holding S.A.
Disclosure of classes of share capital [line items]
%	29.08%	29.08%
Suzano Holding S.A. | Quantity
Disclosure of classes of share capital [line items]
Quantity	367,612,329		367,612,329
Controller
Disclosure of classes of share capital [line items]
%	15.52%	15.51%
Controller | Quantity
Disclosure of classes of share capital [line items]
Quantity	196,144,533		196,065,636
Related persons
Disclosure of classes of share capital [line items]
%	2.10%	2.54%
Related persons | Quantity
Disclosure of classes of share capital [line items]
Quantity	26,568,442		32,157,608
Alden Fundo de Investimento em Ações
Disclosure of classes of share capital [line items]
%	2.15%	2.15%
Alden Fundo de Investimento em Ações | Quantity
Disclosure of classes of share capital [line items]
Quantity	27,154,744		27,154,744
Controlling Shareholders
Disclosure of classes of share capital [line items]
%	48.85%	49.28%	49.28%
Controlling Shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	617,480,048		622,990,317
Other shareholders
Disclosure of classes of share capital [line items]
%	48.94%	48.49%
Other shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	618,616,802		612,918,471